RESTRICTED CASH	12 Months Ended
Dec. 31, 2016
Restricted Cash and Investments [Abstract]
RESTRICTED CASH

5 - RESTRICTED CASH

The Company held restricted cash of $534,780 as of December 31, 2016 and December 31, 2015, respectively. The balances are primarily held on deposit with a bank to collateralize a standby letter of credit in the name of the Company’s facility lessor in accordance with the Company’s facility lease agreement.